Leases (Details) - Summary of Leases Assets About Right-Of-Use Assets - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right-of-use assets
Balance at 1 January	$ 47,501
Adjustments for indexed leases	2,780
New or renewed leases	54,846
Cancelled leases	(258)
Depreciation	(3,742)	$ (4,641)
Translation difference	275
Balance at 30 June	$ 101,402